SUPPLEMENT DATED FEBRUARY 12, 2010

TO PROSPECTUS DATED MAY 1, 2006
FOR FUTURITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding changes to certain investment options that are available under your Contract.

On April 30, 2010, the names of the following investment options will be changed:

Old Name	New Name

Legg Mason ClearBridge Variable Fundamental Value Portfolio	Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio

Legg Mason ClearBridge Variable Investors Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Futurity                                                                                                                                          02/2010